LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of limited partners equity [Abstract]
Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$3	$2
Incentive distribution	23	20	47	40
	25	21	50	42
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	63	58	126	117
BEPC exchangeable shares held by
Brookfield	15	14	30	26
External shareholders	40	38	80	78
Total BEPC exchangeable shares	55	52	110	104
	$143	$131	$286	$263
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Brookfield	$22	$21	$45	$42
External LP unitholders	66	62	134	125
	$88	$83	$179	$167